Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Income for the year		$ 873,900	$ 536,389	$ 58,739
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment		(96,916)	151,762	37,187
Change in value of cash flow hedges and instruments at fair value		(6,701)	4,502	(7,525)
Income tax relating to components of other comprehensive income		34	23	(23)
- Currency translation adjustment (*)	[1]	1,848	(9,548)	3,473
- Changes in the fair value of derivatives held as cash flow hedges and others		(132)	512	421
		(101,867)	147,251	33,533
Items that will not be reclassified to profit or loss:
Remeasurements of post employment benefit obligations		7,963	(8,635)	(230)
Income tax on items that will not be reclassified		(1,932)	1,338	(1,760)
Remeasurements of post employment benefit obligations of non-consolidated companies		(3,855)	(376)	(5,475)
		2,176	(7,673)	(7,465)
Other comprehensive (loss) income for the year, net of tax		(99,691)	139,578	26,068
Total comprehensive income for the year		774,209	675,967	84,807
Total comprehensive income (loss) for the year attributable to:
Owners of the parent		776,713	683,531	81,702
Non-controlling interests		(2,504)	(7,564)	3,105
Total comprehensive income (loss) for the year		774,209	675,967	84,807
Total comprehensive income (loss) for the year attributable to Owners of the parent arises from
Continuing operations		776,713	591,989	40,291
Discontinued operations			91,542	41,411
		$ 776,713	$ 683,531	$ 81,702

[1]	Tenaris recognized its share over the effects on the adoption of IAS 29, "Financial Reporting in Hyperinflationary Economies" by Ternium ($49.3 million) in other comprehensive income as a currency translation adjustment.